UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 to June 30, 2024

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Strategic Allocation Conservative Portfolio Class I - ISAIX

Voya Strategic Allocation Conservative Portfolio Class S - ISCVX

Voya Strategic Allocation Moderate Portfolio Class I - IIMDX

Voya Strategic Allocation Moderate Portfolio Class S - ISMDX

Voya Strategic Allocation Growth Portfolio Class I - ISAGX

Voya Strategic Allocation Growth Portfolio Class S - ISGRX

Voya Strategic Allocation Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ISAIX

This semi-annual shareholder report contains important information about Voya Strategic Allocation Conservative Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$15	0.30%

Fund Statistics

  Total Net Assets$58,219,100
  # of Portfolio Holdings15
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	30.1%
Voya U.S. Stock Index Portfolio - Class I	18.3%
Voya Limited Maturity Bond Portfolio - Class I	10.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.3%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya High Yield Bond Fund - Class R6	5.0%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya Global Bond Fund - Class R6	3.9%
Voya Large-Cap Growth Fund - Class R6	3.2%
Schwab U.S. TIPS ETF	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	39.9%
Fixed Income	60.0%

Target Asset Allocations

Value	Value
US Large Blend	17.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	4.5%
Core Fixed Income	36.0%
High Yield	5.0%
International Bonds	4.0%
TIPS	3.0%
Short Duration	11.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Strategic Allocation Conservative Portfolio

Class I: ISAIX

92913G305-SAR

Voya Strategic Allocation Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISCVX

This semi-annual shareholder report contains important information about Voya Strategic Allocation Conservative Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$28	0.55%

Fund Statistics

  Total Net Assets$58,219,100
  # of Portfolio Holdings15
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	30.1%
Voya U.S. Stock Index Portfolio - Class I	18.3%
Voya Limited Maturity Bond Portfolio - Class I	10.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.3%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya High Yield Bond Fund - Class R6	5.0%
Voya Multi-Manager International Equity Fund - Class I	4.5%
Voya Global Bond Fund - Class R6	3.9%
Voya Large-Cap Growth Fund - Class R6	3.2%
Schwab U.S. TIPS ETF	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	39.9%
Fixed Income	60.0%

Target Asset Allocations

Value	Value
US Large Blend	17.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	4.5%
Core Fixed Income	36.0%
High Yield	5.0%
International Bonds	4.0%
TIPS	3.0%
Short Duration	11.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Strategic Allocation Conservative Portfolio

Class S: ISCVX

92913G602-SAR

Voya Strategic Allocation Moderate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IIMDX

This semi-annual shareholder report contains important information about Voya Strategic Allocation Moderate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$19	0.38%

Fund Statistics

  Total Net Assets$130,875,181
  # of Portfolio Holdings14
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	31.6%
Voya Intermediate Bond Fund - Class R6	24.4%
Voya Limited Maturity Bond Portfolio - Class I	7.8%
Voya Large Cap Value Portfolio - Class R6	7.0%
Voya Multi-Manager International Equity Fund - Class I	5.4%
VY® T. Rowe Price Growth Equity Portfolio - Class I	4.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%
Voya MidCap Opportunities Portfolio - Class R6	2.8%
Voya Large-Cap Growth Fund - Class R6	2.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	37.9%
Equity	62.1%

Target Asset Allocations

Value	Value
US Large Blend	30.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	29.0%
Short Duration	8.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Strategic Allocation Moderate Portfolio

Class I: IIMDX

92913G206-SAR

Voya Strategic Allocation Moderate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISMDX

This semi-annual shareholder report contains important information about Voya Strategic Allocation Moderate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$32	0.63%

Fund Statistics

  Total Net Assets$130,875,181
  # of Portfolio Holdings14
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	31.6%
Voya Intermediate Bond Fund - Class R6	24.4%
Voya Limited Maturity Bond Portfolio - Class I	7.8%
Voya Large Cap Value Portfolio - Class R6	7.0%
Voya Multi-Manager International Equity Fund - Class I	5.4%
VY® T. Rowe Price Growth Equity Portfolio - Class I	4.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%
Voya MidCap Opportunities Portfolio - Class R6	2.8%
Voya Large-Cap Growth Fund - Class R6	2.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	37.9%
Equity	62.1%

Target Asset Allocations

Value	Value
US Large Blend	30.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	29.0%
Short Duration	8.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Strategic Allocation Moderate Portfolio

Class S: ISMDX

92913G503-SAR

Voya Strategic Allocation Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ISAGX

This semi-annual shareholder report contains important information about Voya Strategic Allocation Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$16	0.31%

Fund Statistics

  Total Net Assets$146,302,257
  # of Portfolio Holdings14
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	41.7%
Voya Intermediate Bond Fund - Class R6	12.6%
Voya Multi-Manager International Equity Fund - Class I	9.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	5.3%
Voya MidCap Opportunities Portfolio - Class R6	5.1%
Voya Large Cap Value Portfolio - Class R6	5.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.8%
Voya Small Company Fund - Class R6	2.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	21.3%
Equity	78.7%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	11.0%
US Small Cap	5.0%
International	9.5%
Emerging Markets	2.0%
Core Fixed Income	17.0%
Short Duration	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Strategic Allocation Growth Portfolio

Class I: ISAGX

92913G107-SAR

Voya Strategic Allocation Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISGRX

This semi-annual shareholder report contains important information about Voya Strategic Allocation Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$29	0.56%

Fund Statistics

  Total Net Assets$146,302,257
  # of Portfolio Holdings14
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	41.7%
Voya Intermediate Bond Fund - Class R6	12.6%
Voya Multi-Manager International Equity Fund - Class I	9.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	5.3%
Voya MidCap Opportunities Portfolio - Class R6	5.1%
Voya Large Cap Value Portfolio - Class R6	5.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.8%
Voya Small Company Fund - Class R6	2.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	21.3%
Equity	78.7%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	11.0%
US Small Cap	5.0%
International	9.5%
Emerging Markets	2.0%
Core Fixed Income	17.0%
Short Duration	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Strategic Allocation Growth Portfolio

Class S: ISGRX

92913G404-SAR

(b)       Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2024

Classes I and S

Strategic Allocation Funds-of-Funds

■         Voya Strategic Allocation Conservative Portfolio

■         Voya Strategic Allocation Moderate Portfolio

■         Voya Strategic Allocation Growth Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notiﬁed by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www. voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2024 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Moderate Portfolio	Voya Strategic Allocation Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$55,300,265	$128,346,716	$143,441,375
Investments in unaffiliated underlying funds at fair value**	2,851,038	2,525,807	2,793,096
Cash	133,886	183,052	211,337
Receivables:
Fund shares sold	35,944	96,952	69,169
Interest	205	303	–
Prepaid expenses	245	501	552
Reimbursement due from Investment Adviser	25,733	9,256	11,272
Other assets	7,136	12,957	12,692
Total assets	58,354,452	131,175,544	146,539,493
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	35,499	60,208	8,056
Payable for fund shares redeemed	393	36,674	61,066
Payable for investment management fees	10,053	66,879	34,993
Payable for distribution and shareholder service fees	676	258	493
Payable to directors under the deferred compensation plan (Note 6)	7,136	12,957	12,692
Payable for directors fees	70	1,314	397
Payable for shareholder notification costs (Note 6)	48,666	59,074	58,609
Other accrued expenses and liabilities	32,859	62,999	60,930
Total liabilities	135,352	300,363	237,236
NET ASSETS	$58,219,100	$130,875,181	$146,302,257
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$60,049,535	$124,686,021	$132,696,930
Total distributable earnings (loss)	(1,830,435)	6,189,160	13,605,327
NET ASSETS	$58,219,100	$130,875,181	$146,302,257
* Cost of investments in affiliated underlying funds	$52,294,716	$114,573,035	$122,958,472
** Cost of investments in unaffiliated underlying funds	$3,059,634	$2,656,353	$2,937,322
Class I
Net assets	$54,938,183	$129,620,253	$143,944,362
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,892,729	10,145,886	10,663,413
Net asset value and redemption price per share	$11.23	$12.78	$13.50
Class S
Net assets	$3,280,917	$1,254,928	$2,357,895
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	295,489	98,731	176,838
Net asset value and redemption price per share	$11.10	$12.71	$13.33

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2024 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Moderate Portfolio	Voya Strategic Allocation Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$709,603	$979,992	$529,174
Dividends from unaffiliated underlying funds	37,694	41,691	46,085
Interest	1,374	3,547	179
Other	180	395	437
Total investment income	748,851	1,025,625	575,875
EXPENSES:
Investment management fees	54,869	116,995	130,041
Distribution and shareholder service fees:
Class S	4,176	1,538	2,941
Transfer agent fees:
Class I	26,591	55,210	67,703
Class S	1,644	541	1,148
Shareholder reporting expense	3,568	3,608	4,078
Registration fees	—	179	307
Professional fees	11,916	20,804	23,474
Proxy and solicitation costs (Note 6)	—	33,000	—
Custody and accounting expense	3,276	5,136	5,824
Shareholder notification costs (Note 6)	100,800	81,900	120,800
Directors fees	1,092	2,688	2,366
Miscellaneous expense	4,118	5,361	5,019
Interest expense	1,138	3,099	5,723
Total expenses	213,188	330,059	369,424
Waived and reimbursed fees	(121,738)	(90,333)	(149,478)
Net expenses	91,450	239,726	219,946
Net investment income	657,401	785,899	355,929
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(109,525)	(1,169,372)	268,399
Sale of unaffiliated underlying funds	(3,417)	248	164
Net realized gain (loss)	(112,942)	(1,169,124)	268,563
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	2,021,992	9,400,394	11,166,749
Unaffiliated underlying funds	(75,832)	(161,784)	(178,590)
Net change in unrealized appreciation (depreciation)	1,946,160	9,238,610	10,988,159
Net realized and unrealized gain	1,833,218	8,069,486	11,256,722
Increase in net assets resulting from operations	$2,490,619	$8,855,385	$11,612,651

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Strategic Allocation		Voya Strategic Allocation
	Conservative Portfolio		Moderate Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2024	December 31,	June 30, 2024	December 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$657,401	$1,546,515	$785,899	$2,312,799
Net realized loss	(112,942)	(2,125,418)	(1,169,124)	(1,031,913)
Net change in unrealized appreciation (depreciation)	1,946,160	6,894,982	9,238,610	16,349,010
Increase in net assets resulting from operations	2,490,619	6,316,079	8,855,385	17,629,896
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(1,462,192)	(3,417,526)	(3,608,775)	(10,020,875)
Class S	(84,592)	(193,656)	(32,207)	(105,042)
Total distributions	(1,546,784)	(3,611,182)	(3,640,982)	(10,125,917)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,450,417	3,554,900	4,312,966	7,315,580
Reinvestment of distributions	1,546,784	3,611,182	3,640,982	10,125,917
	4,997,201	7,166,082	7,953,948	17,441,497
Cost of shares redeemed	(4,297,059)	(9,812,778)	(7,785,536)	(11,199,148)
Net increase (decrease) in net assets resulting from capital share transactions	700,142	(2,646,696)	168,412	6,242,349
Net increase in net assets	1,643,977	58,201	5,382,815	13,746,328
NET ASSETS:
Beginning of year or period	56,575,123	56,516,922	125,492,366	111,746,038
End of year or period	$58,219,100	$56,575,123	$130,875,181	$125,492,366

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Strategic Allocation
	Growth Portfolio
	Six Months
	Ended	Year Ended
	June 30, 2024	December 31,
	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$355,929	$2,059,934
Net realized gain	268,563	495,234
Net change in unrealized appreciation (depreciation)	10,988,159	19,595,677
Increase in net assets resulting from operations	11,612,651	22,150,845
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(4,426,493)	(12,261,210)
Class S	(68,632)	(224,668)
Total distributions	(4,495,125)	(12,485,878)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,299,900	6,797,427
Reinvestment of distributions	4,495,125	12,485,878
	7,795,025	19,283,305
Cost of shares redeemed	(5,900,144)	(13,274,624)
Net increase in net assets resulting from capital share transactions	1,894,881	6,008,681
Net increase in net assets	9,012,407	15,673,648
NET ASSETS:
Beginning of year or period	137,289,850	121,616,202
End of year or period	$146,302,257	$137,289,850

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Strategic Allocation Conservative Portfolio
Class I
06-30-24+	11.05	0.13•	0.35	0.48	0.30	—	—	0.30	—	11.23	4.39	0.73	0.30	0.30	2.31	54,938	20
12-31-23	10.53	0.29•	0.92	1.21	0.37	0.32	—	0.69	—	11.05	11.92	0.36	0.29	0.29	2.73	53,288	30
12-31-22	14.26	0.21•	(2.51)	(2.30)	0.44	0.99	—	1.43	—	10.53	(16.46)	0.34	0.30	0.30	1.81	53,577	74
12-31-21	13.45	0.28•	0.92	1.20	0.36	0.03	—	0.39	—	14.26	9.14	0.36	0.28	0.28	2.01	71,425	44
12-31-20	13.02	0.30•	0.91	1.21	0.33	0.45	—	0.78	—	13.45	10.45	0.40	0.27	0.27	2.44	66,933	71
12-31-19	12.34	0.33	1.41	1.74	0.36	0.70	—	1.06	—	13.02	14.82	0.30	0.26	0.26	2.53	60,959	74
Class S
06-30-24+	10.91	0.11•	0.35	0.46	0.27	—	—	0.27	—	11.10	4.30	0.98	0.55	0.55	2.05	3,281	20
12-31-23	10.41	0.26•	0.90	1.16	0.34	0.32	—	0.66	—	10.91	11.57	0.61	0.54	0.54	2.48	3,287	30
12-31-22	14.11	0.18•	(2.49)	(2.31)	0.40	0.99	—	1.39	—	10.41	(16.69)	0.59	0.55	0.55	1.57	2,940	74
12-31-21	13.31	0.24•	0.92	1.16	0.33	0.03	—	0.36	—	14.11	8.91	0.61	0.53	0.53	1.76	3,797	44
12-31-20	12.89	0.30	0.87	1.17	0.30	0.45	—	0.75	—	13.31	10.19	0.65	0.52	0.52	2.20	3,622	71
12-31-19	12.23	0.30•	1.39	1.69	0.33	0.70	—	1.03	—	12.89	14.47	0.55	0.51	0.51	2.36	3,572	74
Voya Strategic Allocation Moderate Portfolio
Class I
06-30-24+	12.27	0.08•	0.80	0.88	0.24	0.13	—	0.37	—	12.78	7.19	0.52	0.38	0.38	1.24	129,620	13
12-31-23	11.58	0.23•	1.53	1.76	0.49	0.58	—	1.07	—	12.27	16.11	0.34	0.31	0.31	1.98	124,233	25
12-31-22	16.36	0.18•	(3.10)	(2.92)	0.43	1.43	—	1.86	—	11.58	(18.16)	0.33	0.33	0.33	1.40	110,541	63
12-31-21	15.21	0.25•	1.77	2.02	0.37	0.50	—	0.87	—	16.36	13.84	0.33	0.33	0.33	1.60	143,341	44
12-31-20	14.62	0.30	1.31	1.61	0.33	0.69	—	1.02	—	15.21	12.73	0.37	0.30	0.30	2.08	131,004	53
12-31-19	13.59	0.29•	2.18	2.47	0.41	1.03	—	1.44	—	14.62	19.26	0.30	0.28	0.28	2.07	126,475	57
Class S
06-30-24+	12.19	0.06•	0.79	0.85	0.20	0.13	—	0.33	—	12.71	7.04	0.77	0.63	0.63	0.99	1,255	13
12-31-23	11.51	0.20•	1.51	1.71	0.45	0.58	—	1.03	—	12.19	15.78	0.59	0.56	0.56	1.73	1,259	25
12-31-22	16.26	0.15•	(3.08)	(2.93)	0.39	1.43	—	1.82	—	11.51	(18.34)	0.58	0.58	0.58	1.13	1,205	63
12-31-21	15.12	0.21•	1.76	1.97	0.33	0.50	—	0.83	—	16.26	13.55	0.58	0.58	0.58	1.34	1,626	44
12-31-20	14.52	0.24•	1.33	1.57	0.28	0.69	—	0.97	—	15.12	12.46	0.62	0.55	0.55	1.74	1,483	53
12-31-19	13.50	0.26	2.16	2.42	0.37	1.03	—	1.40	—	14.52	18.94	0.55	0.53	0.53	1.81	1,885	57
Voya Strategic Allocation Growth Portfolio
Class I
06-30-24+	12.84	0.03•	1.05	1.08	0.19	0.23	—	0.42	—	13.50	8.52	0.52	0.31	0.31	0.51	143,944	12
12-31-23	12.00	0.19•	1.91	2.10	0.45	0.81	—	1.26	—	12.84	18.65	0.34	0.30	0.30	1.60	134,911	24
12-31-22	17.81	0.16•	(3.57)	(3.41)	0.48	1.92	—	2.40	—	12.00	(19.35)	0.34	0.31	0.31	1.19	119,444	58
12-31-21	15.80	0.23•	2.44	2.67	0.33	0.33	—	0.66	—	17.81	17.35	0.36	0.32	0.32	1.35	154,678	42
12-31-20	15.62	0.26•	1.49	1.75	0.32	1.25	—	1.57	—	15.80	14.40	0.39	0.29	0.29	1.87	140,657	56
12-31-19	14.40	0.28	2.79	3.07	0.43	1.42	—	1.85	—	15.62	22.84	0.30	0.26	0.26	1.76	130,989	66
Class S
06-30-24+	12.67	0.02•	1.03	1.05	0.16	0.23	—	0.39	—	13.33	8.36	0.77	0.56	0.56	0.26	2,358	12
12-31-23	11.85	0.16•	1.88	2.04	0.41	0.81	—	1.22	—	12.67	18.40	0.59	0.55	0.55	1.35	2,379	24
12-31-22	17.61	0.12•	(3.52)	(3.40)	0.44	1.92	—	2.36	—	11.85	(19.55)	0.59	0.56	0.56	0.93	2,172	58
12-31-21	15.64	0.18•	2.41	2.59	0.29	0.33	—	0.62	—	17.61	16.98	0.61	0.57	0.57	1.05	2,775	42
12-31-20	15.46	0.22•	1.48	1.70	0.27	1.25	—	1.52	—	15.64	14.16	0.64	0.54	0.54	1.57	2,731	56
12-31-19	14.27	0.22•	2.77	2.99	0.38	1.42	—	1.80	—	15.46	22.49	0.55	0.51	0.51	1.45	2,968	66

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Portfolio net investment income (loss) ratio to average net assets.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2024 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Strategic Allocation Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on October 14, 1994. There are three active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Company: Voya Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”), Voya Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate”), and Voya Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”), each a diversified series of the Company. Each Portfolio currently seeks to achieve its investment objective by investing primarily in other investment companies (“Underlying Funds”) and each uses asset allocation strategies to determine how to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The two classes differ principally in the applicable distribution and service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware

limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of a Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

G. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.

Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

During the period ended June 30, 2024, there were no futures contracts entered into by any Portfolio.

H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2024, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Strategic Allocation Conservative	$11,325,688	$11,541,930
Strategic Allocation Moderate	16,784,941	19,292,503
Strategic Allocation Growth	17,625,582	19,804,313

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.18% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds, 0.70% of each Portfolio’s average daily net assets invested in direct investments and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and other investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

During the period ended June 30, 2024, Strategic Allocation Conservative, Strategic Allocation Moderate and Strategic Allocation Growth incurred $100,800, $81,900 and $120,800 of shareholder notification costs associated with the Portfolio’s merger with and into Voya Solution Conservative Portfolio, Voya Solution Balanced Portfolio and Voya Solution Aggressive Portfolio, respectively (which are not included in this report).The Investment Adviser or an affiliate reimbursed each Portfolio for these costs.

During the period ended June 30, 2024, Strategic Allocation Moderate incurred $33,000 of proxy and solicitation costs associated with obtaining shareholder approval relating to its merger with and into Voya Solution Balanced Portfolio, which is not included in this report.

At June 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Strategic Allocation Conservative	5.99%
	Strategic Allocation Moderate	11.08
	Strategic Allocation Growth	8.16
Voya Retirement Insurance and Annuity Company	Strategic Allocation Conservative	85.91
	Strategic Allocation Moderate	85.90
	Strategic Allocation Growth	87.10

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to afﬁliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2024, the per account fees for afﬁliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Strategic Allocation Conservative	$28,119
Strategic Allocation Moderate	55,655
Strategic Allocation Growth	68,757

NOTE 7— EXPENSE LIMITATION AGREEMENTS

The Investment Adviser entered into written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

	Class	Class
Portfolio(1)(2)	I	S
Strategic Allocation Conservative	0.71%	0.96%
Strategic Allocation Moderate	0.75%	1.00%
Strategic Allocation Growth	0.77%	1.02%

(1)	The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
(2)	Any fees waived pursuant to the expense limitation agreement shall not be eligible for recoupment.

The Expense Limitation Agreement is contractual through May 1, 2026, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Strategic Allocation Conservative
Class I
6/30/2024	295,234	—	132,685	(358,218)	—	69,701	3,300,321	—	1,462,192	(3,998,848)	—	763,665
12/31/2023	295,515	—	330,835	(889,721)	—	(263,371)	3,127,326	—	3,417,526	(9,380,760)	—	(2,835,908)
Class S
6/30/2024	13,636	—	7,761	(27,063)	—	(5,666)	150,096	—	84,592	(298,211)	—	(63,523)
12/31/2023	40,774	—	18,930	(40,834)	—	18,870	427,574	—	193,656	(432,018)	—	189,212
Strategic Allocation Moderate
Class I
6/30/2024	341,031	—	289,165	(610,807)	—	19,389	4,290,253	—	3,608,775	(7,675,106)	—	223,922
12/31/2023	626,466	—	896,322	(940,892)	—	581,896	7,263,560	—	10,020,875	(11,019,962)	—	6,264,473
Class S
6/30/2024	1,816	—	2,593	(8,937)	—	(4,528)	22,713	—	32,207	(110,430)	—	(55,510)
12/31/2023	4,487	—	9,438	(15,373)	—	(1,448)	52,020	—	105,042	(179,186)	—	(22,124)
Strategic Allocation Growth
Class I
6/30/2024	242,437	—	335,849	(422,756)	—	155,530	3,232,999	—	4,426,493	(5,622,206)	—	2,037,286
12/31/2023	547,676	—	1,066,192	(1,061,131)	—	552,737	6,661,860	—	12,261,210	(12,958,194)	—	5,964,876
Class S
6/30/2024	5,117	—	5,271	(21,278)	—	(10,890)	66,901	—	68,632	(277,938)	—	(142,405)
12/31/2023	11,321	—	19,760	(26,637)	—	4,444	135,567	—	224,668	(316,430)	—	43,805

NOTE 9 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2024:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Strategic Allocation Conservative	5	$1,294,000	6.33%
Strategic Allocation Moderate	5	3,525,000	6.33
Strategic Allocation Growth	5	6,510,000	6.33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, futures contracts and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Strategic Allocation Conservative	$1,934,754	$1,676,427	$4,016,276	$3,354,924
Strategic Allocation Moderate	4,618,266	5,507,651	5,032,502	11,131,178
Strategic Allocation Growth	4,442,527	8,043,351	6,032,460	14,864,441

The tax-basis components of distributable earnings as of December 31, 2023 were:

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Strategic Allocation Conservative	$1,546,082	$—	$(3,040,312)	$(399,092)	Short-term	$(2,774,270)
				(880,948)	Long-term
				$(1,280,040)
Strategic Allocation Moderate	2,358,632	1,261,243	(2,645,118)	—	—	974,757
Strategic Allocation Growth	2,059,872	2,406,650	2,021,279	—	—	6,487,801

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Portfolio and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITCAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets.

Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2024, the Portfolio declared and paid dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment	Long-term
	Income	Capital Gains	Payable Date	Record Date
Strategic Allocation Conservative
Class I	$0.1456	$0.1236	July 12, 2024	July 10, 2024
Class S	$0.1311	$0.1236	July 12, 2024	July 10, 2024
Strategic Allocation Moderate
Class I	$0.0861	$-	July 12, 2024	July 10, 2024
Class S	$0.0704	$-	July 12, 2024	July 10, 2024
Strategic Allocation Growth
Class I	$0.0402	$-	July 12, 2024	July 10, 2024
Class S	$0.0227	$-	July 12, 2024	July 10, 2024

Reorganization: On January 10, 2024, the Board approved a proposal to reorganize Strategic Allocation Conservative (the “Merging Portfolio”) with and into Voya Solution Conservative Portfolio (the “Reorganization”), which is not included in this report. The merger was completed at the close of business July 12, 2024.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 13 — SUBSEQUENT EVENTS (continued)

Reorganization: On January 10, 2024, the Board approved a proposal to reorganize Strategic Allocation Growth (the “Merging Portfolio”) with and into Voya Solution Aggressive Portfolio (the “Reorganization”), which is not included in this report. The merger was completed at the close of business July 12, 2024.

Reorganization: On January 10, 2024, the Board approved a proposal to reorganize Strategic Allocation Moderate (the “Merging Portfolio”) with and into Voya Solution Balanced Portfolio (the “Reorganization”), which is not included in this report. The Reorganization was approved by the shareholders of the Merging Portfolio at a shareholder meeting held on June 27, 2024. The Reorganization was completed at the close of business July 12, 2024.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

Voya Strategic Allocation	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2024 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 4.9%
33,158	Schwab U.S. TIPS ETF	$1,724,548	3.0
19,530	Vanguard Long-Term Treasury ETF	1,126,490	1.9
	Total Exchange-Traded Funds (Cost $3,059,634)	2,851,038	4.9
MUTUAL FUNDS: 95.0%
	Affiliated Investment Companies: 95.0%
316,951	Voya Global Bond Fund - Class R6	2,256,692	3.9
422,947	Voya High Yield Bond Fund - Class R6	2,897,190	5.0
2,025,090	Voya Intermediate Bond Fund - Class R6	17,496,773	30.1
466,962	Voya Large Cap Value Portfolio - Class R6	2,927,853	5.0
32,380	Voya Large-Cap Growth Fund - Class R6	1,854,064	3.2
669,866	Voya Limited Maturity Bond Portfolio - Class I	6,310,140	10.8
256,861 (1)	Voya MidCap Opportunities Portfolio - Class R6	1,381,914	2.4
251,212	Voya Multi-Manager International Equity Fund - Class I	2,615,113	4.5
141,932	Voya Multi-Manager Mid Cap Value Fund - Class I	1,410,800	2.4
76,974	Voya Small Company Fund - Class R6	1,142,293	2.0
520,134	Voya U.S. Stock Index Portfolio - Class I	10,657,542	18.3
330,899	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,100,522	5.3
12,143	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,249,369	2.1
	Total Mutual Funds (Cost $52,294,716)	55,300,265	95.0
	Total Long-Term Investments (Cost $55,354,350)	58,151,303	99.9
	Total Investments in Securities (Cost $55,354,350)	$58,151,303	99.9
	Assets in Excess of Other Liabilities	67,797	0.1
	Net Assets	$58,219,100	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

Voya Strategic Allocation	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,851,038	$—	$—	$2,851,038
Mutual Funds	55,300,265	—	—	55,300,265
Total Investments, at fair value	$58,151,303	$—	$—	$58,151,303

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	6/30/2024	Income	(Losses)	Distributions
Voya Global Bond Fund - Class R6	$2,251,808	$266,349	$(209,671)	$(51,794)	$2,256,692	$50,234	$(50,402)	$—
Voya High Yield Bond Fund - Class R6	2,863,790	266,223	(222,070)	(10,753)	2,897,190	97,825	(13,741)	—
Voya Intermediate Bond Fund - Class R6	17,463,528	2,050,482	(1,963,119)	(54,118)	17,496,773	405,501	(249,735)	—
Voya Large Cap Value Portfolio - Class R6	1,740,938	1,250,886	(519,678)	455,707	2,927,853	—	(264,098)	—
Voya Large-Cap Growth Fund - Class R6	1,759,789	90,165	(332,946)	337,056	1,854,064	—	33,437	—
Voya Limited Maturity Bond Portfolio - Class I	6,076,810	711,238	(451,642)	(26,266)	6,310,140	156,043	(13,652)	—
Voya MidCap Opportunities Portfolio - Class R6	866,693	644,695	(153,973)	24,499	1,381,914	—	13,101	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,144,632	48,331	(1,085,925)	(107,038)	—	—	119,080	—
Voya Multi-Manager International Equity Fund - Class I	1,272,540	1,450,856	(148,280)	39,997	2,615,113	—	(391)	—
Voya Multi-Manager International Factors Fund - Class I	1,292,984	57,710	(1,147,991)	(202,703)	—	—	284,163	—
Voya Multi-Manager Mid Cap Value Fund - Class I	852,709	644,694	(109,185)	22,582	1,410,800	—	1,192	—
Voya Small Company Fund - Class R6	1,191,782	76,100	(108,773)	(16,816)	1,142,293	—	1,910	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,695,982	23,755	(1,740,514)	20,777	—	—	52,473	—
Voya U.S. Stock Index Portfolio - Class I	8,388,800	3,187,836	(2,211,222)	1,292,128	10,657,542	—	64,359	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,011,401	409,211	(290,162)	(29,928)	3,100,522	—	(41,304)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,767,377	68,028	(914,698)	328,662	1,249,369	—	(45,917)	—
	$53,641,563	$11,246,559	$(11,609,849)	$2,021,992	$55,300,265	$709,603	$(109,525)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

Voya Strategic Allocation	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $59,245,456.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$4,817,810
Gross Unrealized Depreciation	(5,911,963)
Net Unrealized Depreciation	$(1,094,153)

See Accompanying Notes to Financial Statements

Voya Strategic Allocation	PORTFOLIO OF INVESTMENTS
Moderate Portfolio	as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.9%
43,790	Vanguard Long-Term Treasury ETF	$2,525,807	1.9
	Total Exchange-Traded Funds (Cost $2,656,353)	2,525,807	1.9
MUTUAL FUNDS: 98.1%
	Affiliated Investment Companies: 98.1%
3,695,955	Voya Intermediate Bond Fund - Class R6	31,933,052	24.4
1,456,482	Voya Large Cap Value Portfolio - Class R6	9,132,140	7.0
59,970	Voya Large-Cap Growth Fund - Class R6	3,433,866	2.6
1,082,560	Voya Limited Maturity Bond Portfolio - Class I	10,197,716	7.8
680,250 (1)	Voya MidCap Opportunities Portfolio - Class R6	3,659,748	2.8
257,488	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,667,575	2.0
682,933	Voya Multi-Manager International Equity Fund - Class I	7,109,332	5.4
382,616	Voya Multi-Manager Mid Cap Value Fund - Class I	3,803,204	2.9
29,868 (1)	Voya Small Cap Growth Fund - Class R6	1,330,625	1.0
171,248	Voya Small Company Fund - Class R6	2,541,321	2.0
2,015,321	Voya U.S. Stock Index Portfolio - Class I	41,293,921	31.6
535,994	VY® BrandywineGLOBAL - Bond Portfolio - Class I	5,022,260	3.8
60,472	VY® T. Rowe Price Growth Equity Portfolio - Class I	6,221,956	4.8
	Total Mutual Funds (Cost $114,573,035)	128,346,716	98.1
	Total Long-Term Investments (Cost $117,229,388)	130,872,523	100.0
	Total Investments in Securities (Cost $117,229,388)	$130,872,523	100.0
	Assets in Excess of Other Liabilities	2,658	0.0
	Net Assets	$130,875,181	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

Voya Strategic Allocation	PORTFOLIO OF INVESTMENTS
Moderate Portfolio	as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,525,807	$—	$—	$2,525,807
Mutual Funds	128,346,716	—	—	128,346,716
Total Investments, at fair value	$130,872,523	$—	$—	$130,872,523

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$32,050,200	$2,914,913	$(2,874,081)	$(157,980)	$31,933,052	$733,098	$(399,562)	$—
Voya Large Cap Value Portfolio - Class R6	8,916,620	245,118	(1,767,048)	1,737,450	9,132,140	—	(976,589)	—
Voya Large-Cap Growth Fund - Class R6	3,220,664	87,542	(498,849)	624,509	3,433,866	—	54,425	—
Voya Limited Maturity Bond Portfolio - Class I	6,050,934	4,697,639	(521,872)	(28,985)	10,197,716	218,970	(15,430)	—
Voya MidCap Opportunities Portfolio - Class R6	3,813,880	105,050	(447,760)	188,578	3,659,748	—	35,307	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,762,735	262,414	(1,517,950)	160,376	2,667,575	—	38,416	—
Voya Multi-Manager International Equity Fund - Class I	3,423,973	3,822,581	(241,416)	104,194	7,109,332	—	2,039	—
Voya Multi-Manager International Factors Fund - Class I	3,472,985	114,801	(3,461,560)	(126,226)	—	—	345,528	—
Voya Multi-Manager Mid Cap Value Fund - Class I	3,754,626	128,234	(256,975)	177,319	3,803,204	—	703	—
Voya Short Term Bond Fund - Class R6	3,632,142	236,947	(3,853,930)	(15,159)	—	27,924	(9,549)	—
Voya Small Cap Growth Fund - Class R6	1,290,588	35,017	(129,188)	134,208	1,330,625	—	16,147	—
Voya Small Company Fund - Class R6	2,604,044	125,341	(154,927)	(33,137)	2,541,321	—	1,238	—
Voya U.S. Stock Index Portfolio - Class I	36,153,813	3,066,165	(3,224,469)	5,298,412	41,293,921	—	77,183	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,881,111	561,614	(358,518)	(61,947)	5,022,260	—	(53,462)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	5,818,929	157,576	(1,153,331)	1,398,782	6,221,956	—	(285,766)	—
	$122,847,244	$16,560,952	$(20,461,874)	$9,400,394	$128,346,716	$979,992	$(1,169,372)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

Voya Strategic Allocation	PORTFOLIO OF INVESTMENTS
Moderate Portfolio	as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $124,279,031.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,698,364
Gross Unrealized Depreciation	(10,104,873)
Net Unrealized Appreciation	$6,593,491

See Accompanying Notes to Financial Statements

Voya Strategic Allocation	PORTFOLIO OF INVESTMENTS
Growth Portfolio	as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.9%
48,424	Vanguard Long-Term Treasury ETF	$2,793,096	1.9
	Total Exchange-Traded Funds (Cost $2,937,322)	2,793,096	1.9
MUTUAL FUNDS: 98.1%
	Affiliated Investment Companies: 98.1%
2,139,036	Voya Intermediate Bond Fund - Class R6	18,481,273	12.6
1,158,155	Voya Large Cap Value Portfolio - Class R6	7,261,629	5.0
301,724	Voya Limited Maturity Bond Portfolio - Class I	2,842,237	2.0
1,396,355 (1)	Voya MidCap Opportunities Portfolio - Class R6	7,512,388	5.1
286,665	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,969,852	2.0
1,313,752	Voya Multi-Manager International Equity Fund - Class I	13,676,159	9.4
778,988	Voya Multi-Manager Mid Cap Value Fund - Class I	7,743,136	5.3
153,237	Voya Short Term Bond Fund - Class R6	1,420,510	1.0
66,510 (1)	Voya Small Cap Growth Fund - Class R6	2,963,017	2.0
286,013	Voya Small Company Fund - Class R6	4,244,428	2.9
2,979,272	Voya U.S. Stock Index Portfolio - Class I	61,045,291	41.7
596,199	VY® BrandywineGLOBAL - Bond Portfolio - Class I	5,586,384	3.8
74,789	VY® T. Rowe Price Growth Equity Portfolio - Class I	7,695,071	5.3
	Total Mutual Funds (Cost $122,958,472)	143,441,375	98.1
	Total Long-Term Investments (Cost $125,895,794)	146,234,471	100.0
	Total Investments in Securities (Cost $125,895,794)	$146,234,471	100.0
	Assets in Excess of Other Liabilities	67,786	0.0
	Net Assets	$146,302,257	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

Voya Strategic Allocation	PORTFOLIO OF INVESTMENTS
Growth Portfolio	as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,793,096	$—	$—	$2,793,096
Mutual Funds	143,441,375	—	—	143,441,375
Total Investments, at fair value	$146,234,471	$—	$—	$146,234,471

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$18,723,891	$1,714,092	$(1,884,542)	$(72,168)	$18,481,273	$427,748	$(260,614)	$—
Voya Large Cap Value Portfolio - Class R6	6,943,433	119,328	(918,620)	1,117,488	7,261,629	—	(515,887)	—
Voya Limited Maturity Bond Portfolio - Class I	2,643,489	321,248	(105,330)	(17,170)	2,842,237	69,234	(816)	—
Voya MidCap Opportunities Portfolio - Class R6	6,225,912	1,571,191	(716,380)	431,665	7,512,388	—	(95,080)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,107,052	269,775	(1,566,390)	159,415	2,969,852	—	63,453	—
Voya Multi-Manager International Equity Fund - Class I	6,749,771	7,063,967	(383,181)	245,602	13,676,159	—	(17,169)	—
Voya Multi-Manager International Factors Fund - Class I	6,190,447	179,438	(5,744,269)	(625,616)	—	—	1,025,393	—
Voya Multi-Manager Mid Cap Value Fund - Class I	6,126,817	1,662,753	(305,849)	259,415	7,743,136	—	(4,497)	—
Voya Short Term Bond Fund - Class R6	1,322,607	159,184	(52,671)	(8,610)	1,420,510	32,192	(414)	—
Voya Small Cap Growth Fund - Class R6	2,808,731	47,731	(198,661)	305,216	2,963,017	—	29,141	—
Voya Small Company Fund - Class R6	4,248,830	201,303	(154,841)	(50,864)	4,244,428	—	1,931	—
Voya U.S. Stock Index Portfolio - Class I	56,040,331	3,283,386	(6,155,712)	7,877,286	61,045,291	—	348,422	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5,293,156	656,428	(278,245)	(84,955)	5,586,384	—	(43,088)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	7,016,921	119,328	(1,071,223)	1,630,045	7,695,071	—	(262,376)	—
	$134,441,388	$17,369,152	$(19,535,914)	$11,166,749	$143,441,375	$529,174	$268,399	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

Voya Strategic Allocation	PORTFOLIO OF INVESTMENTS
Growth Portfolio	as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $133,225,032.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$22,302,517
Gross Unrealized Depreciation	(9,293,079)
Net Unrealized Appreciation	$13,009,438

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

Proposal:

1	At this meeting, a proposal was submitted to approve an Agreement and Plan of Reorganization by and between Voya Strategic Allocation Portfolios, Inc., on behalf of its series, Strategic Allocation Moderate Portfolio, and Voya Partner, Inc., on behalf of its series, Voya Solution Balanced Portfolio (“Solution Balanced Portfolio”), providing for the reorganization of Strategic Allocation Moderate Portfolio with and into Solution Balanced Portfolio (the "Reorganization") at the close of business July 12, 2024.

A shareholder meeting of Voya Strategic Allocation Moderate Portfolio was held on June 27, 2024.

		Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Class I Trustees	Voya Strategic Allocation Moderate Portfolio
		1*	6,165,100.235	392,695.973	419,425.939	N/A	6,977,222.147

* Proposal Passed.

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-SAIS (0624)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Strategic Allocation Portfolios, Inc.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2024

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 5, 2024